Commitments and Contingencies	9 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

Operating Leases

We have entered into various noncancelable operating lease agreements primarily for our offices. We recognize operating lease costs on a straight-line basis over the term of each agreement, considering provisions such as free or escalating base monthly rental payments or deferred payment terms. We record rent expense associated with operating lease obligations in operating expenses in the consolidated statements of operations.

As of December 31, 2018, our net minimum payments under the noncancelable operating leases are as follows:

Year Ending December 31,	Minimum Lease Payments	Sublease Income	Net Minimum Lease Payments
	(in thousands)
2019	$2,027	$22	$2,005
2020	824	23	801
2021	729	24	705
2022	748	24	724
2023	606	25	581
Thereafter	296	25	271

Total future minimum payments	$5,230	$143	$5,087

As of September 30, 2019 (unaudited), our net minimum payments under the noncancelable operating leases are as follows:

Year Ending December 31,	Minimum Lease Payments	Sublease Income	Net Minimum Lease Payments
	(in thousands)
Remainder of 2019	$746	$15	$731
2020	3,915	61	3,854
2021	4,896	62	4,834
2022	5,036	63	4,973
2023	5,017	65	4,952
Thereafter	4,759	66	4,693

Total future minimum payments	$24,369	$332	$24,037

Total rent expense paid to third parties was $0.7 million and $1.7 million during the years ended December 31, 2017 and 2018, respectively, and $1.2 million and $2.0 million for the nine months ended September 30, 2018 and 2019 (unaudited), respectively.

In 2017 and 2019, we entered into sublease arrangements with a stockholder for space for our Chicago, Illinois office. See further discussion in Note 14. Rent expense incurred for sublease arrangements was $0.1 million and $0.3 million during the years ended December 31, 2017 and 2018, and was not material for the nine months ended September 30, 2018 and 2019 (unaudited), respectively.

Legal Matters

From time to time, we become involved in claims and other legal matters arising in the ordinary course of business. We investigate these claims as they arise. Although claims are inherently unpredictable, we are currently not aware of any matters that, if determined adversely to us, would individually or taken together have a material adverse effect on our business, results of operations, financial position or cash flows.

We accrue estimates for resolution of legal and other contingencies when losses are probable and estimable.

Although the results of litigation and claims are inherently unpredictable, we have not recorded an accrual for such contingencies as we believe that there was not at least a reasonable possibility that we had incurred a material loss with respect to such loss contingencies as of December 31, 2017, December 31, 2018, and September 30, 2019 (unaudited).

Indemnification

We enter into indemnification provisions under our agreements with other companies in the ordinary course of business, including, but not limited to, clients, business partners, landlords, contractors and parties performing our research and development. Pursuant to these arrangements, we agree to indemnify, hold harmless, and reimburse the indemnified party for certain losses suffered or incurred by the indemnified party as a result of our activities. The terms of these indemnification agreements are generally perpetual. The maximum potential amount of future payments we could be required to make under these agreements is not determinable. We have never incurred costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, we believe the fair value of these agreements is not material. We maintain commercial general liability insurance and product liability insurance to offset certain of our potential liabilities under these indemnification provisions.

In addition, we indemnify our officers, directors and certain key employees while they are serving in good faith in their respective capacities. To date, there have been no claims under these indemnification provisions.